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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                        WASHINGTON, D.C. 20549

                                    FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 1999

Check here if Amendment [  ]:  Amendment Number:  _______
     This Amendment  (Check only one): [  ] is a restatement.
                                       [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Robert E. Torray & Co. Inc.
Address:       6610 Rockledge Drive, Suite 450,
               Bethesda, Maryland 20817

               ---------------------------------

Form 13F File Number:    28-568

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:          William M. Lane
Title:         Vice President
Phone:         (301) 493-4600

Signature, Place, and Date of Signing:

 /s/ WILLIAM M LANE                     Bethesda, Maryland            11/09/99
 ------------------------------         ---------------------       -----------
      [Signature]                         [City, State]                [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]     13F COMBINATION  REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                                    FORM 13 F
                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13 (F) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                                Washington, D.C.

          Report for the Calendar Year or Quarter Ended December 31, 1999

                       If amended report check here: _____



Name of Institutional Investment Manager:

Robert E. Torray & Co. Inc.

Business Address:

6610 Rockledge Drive, Suite 450, Bethesda, Maryland  20817

Name, Phone No., and Title of Person Duly Authorized to Submit this Report:

William M Lane, Vice President  (301) 493-4600


        The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements, and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

        Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Bethesda and the State of Maryland on the 14th day of February, 2000.



                                          By: /s/ William M Lane,
                                             ----------------------------------
                                                William M Lane, Vice President
                                                for Robert E. Torray & Co. Inc.
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December 31, 1999                               Form 13F - Robert E. Torray & Co. Inc.

            Item 1                          Item 2      Item 3            Item 4           Item 5                   Item 6

                                     Title             CUSIP          Fair Market       Total         Invest
Name of Issuer                      of Class           Number            Value          Shares       (a)Sole    (b)Shared  (c) Other
--------------                        --------          ------            -----          ------      ------      -------    --------
A T & T Corporation                     common          001957109      118,768,478      2,337,387       X
                                                                         6,676,762        131,400       X
Abbott Laboratorie                      common          002824100      101,039,535      2,782,500       X
                                                                         5,563,076        153,200       X
ALZA Corportation                       common          022615108       67,591,469      1,952,100       X
                                                                         3,389,788         97,900       X
American Express Company                common           02581610      129,566,938        779,350       X
                                                                         7,281,750         43,800       X
American Home Products Corporation      common           02330910       56,088,250      1,429,000       X
                                                                         1,707,375         43,500       X
Amgen, Inc.                             common          031162100      152,937,147      2,546,300       X
                                                                         8,570,920        142,700       X
Amsouth Bancorportation                 common          032165102        2,265,549        117,310       X
Archer Daniels Midland Company          common           03948310       54,884,555      4,526,561       X
                                                                         2,824,227        232,926       X
Bank of America Corporation             common          060505104        6,775,313        135,000       X
Bank One Corporation                    common          06423A103       71,498,592      2,234,331       X
                                                                         3,843,936        120,123       X
Boston Scientific Corporation           common          101137107      136,346,880      6,233,000       X
                                                                         7,000,001        320,000       X
Bristol-Myers Squibb Company            common           11012210       83,952,119      1,307,920       X
                                                                         3,376,264         52,600       X
Carramerica Realty Company              common          144418100        6,173,101        288,800       X
CitiGroup, Inc.                         common          172967101      210,492,567      3,779,889       X
                                                                        11,280,283        202,564       X
Clear Channel Communications            common          184502102       79,834,125        894,500       X
                                                                         4,792,725         53,700       X
Disney (Walt) Company                   common           25468710      137,846,475      4,712,700       X
                                                                         8,067,150        275,800       X
Du Pont (E.I.) de Nemours               common           26353410      112,652,839      1,710,100       X
                                                                         6,363,526         96,600       X
Electronic Data Systems Corporation     common          285661104      110,339,778      1,648,400       X
                                                                         6,593,344         98,500       X
Franklin Resources, Inc.                common          354613101      102,329,395      3,191,560       X
                                                                         5,963,626        186,000       X
General Dynamics Corporation            common           36955010       56,379,200      1,068,800       X
                                                                         3,523,700         66,800       X
Hughes Electronics Corporation GM  "H"  common          370442832      254,668,800      2,652,800       X
                                                                        13,728,000        143,000       X
Gilette Company, The                    common          375766102       88,021,808      2,137,100       X
                                                                         5,638,570        136,900       X
Honeywell International Inc.            common          438516106       25,192,132        436,700       X
                                                                         1,280,663         22,200       X
IMS Health, Inc.                        common          449934108       48,953,814      1,800,600       X
                                                                         2,895,469        106,500       X
Illinois Tool Works                     common           45230810      139,840,865      2,069,800       X
                                                                         7,621,051        112,800       X
I B M Corporation                       common           45920010      123,624,751      1,146,000       X
                                                                         7,432,588         68,900       X
Johnson & Johnson                       common           47816010       63,633,800        682,400       X
                                                                         2,657,625         28,500       X
Kimberly Clark Corporation               common         494368103      121,458,678      1,856,102       X
                                                                         5,810,851         88,800       X
Markel Corporation                       common         570535104       38,502,000        248,400       X
                                                                         1,720,500         11,100       X
Mellon Bank Corporation                  common         585509102      101,165,628      2,970,000       X
                                                                         6,253,877        183,600       X
Molex, Inc. A                            common         608554200       41,258,950        911,800       X
                                                                         2,484,225         54,900       X
J.P. Morgan & Company                    common          61688010      152,570,468      1,204,900       X
                                                                         8,952,388         70,700       X
Northrop Grumman Corporation             common          66680710       50,813,348        939,900       X
                                                                         2,584,188         47,800       X
PanAmSat Corporation                     common         697933109      118,940,004      2,003,200       X
                                                                         6,739,063        113,500       X
Ralston Purina Company                   common         751277302       36,925,849      1,324,694       X
                                                                         2,355,439         84,500       X
Raytheon Company Class A                 common         755111309       22,201,805        894,783       X
                                                                         1,436,495         57,894       X
SLM Holding Corp.                        common         78442A109      158,680,440      3,755,750       X
                                                                         8,665,476        205,100       X
Xerox Corporation                        common         984121103       82,605,189      3,641,000       X
                                                                         3,834,187        169,000       X
Loral Space & Communications Ltd.        common         G56462107      118,411,604      4,870,400       X
                                                                         7,439,626        306,000       X
Terra Nova Holdings A                    common         G87615103       23,787,000        792,900       X
                                                                         1,773,000         59,100       X

Total                                                                3,807,140,972

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December 31, 1999                               Form 13F - Robert E. Torray & Co. Inc.

            Item 1                                       Item 7                          Item 8

                                                                                    Voting Authority
Name of Issuer                                           Managers        (a) Sole      (b) Shared     (c)None
--------------                                           --------        --------      ----------     -------

A T & T Corporation                                       All           2,337,387
                                                          All                                        131,400
Abbott Laboratories                                       All           2,782,500
                                                          All                                        153,200
ALZA Corportation                                         All           1,952,100
                                                          All                                         97,900
American Express Company                                  All             779,350
                                                          All                                         43,800
American Home Products Corporation                        All           1,429,000
                                                          All                                         43,500
Amgen, Inc.                                               All           2,546,300
                                                          All                                        142,700
Amsouth Bancorportation                                   All             117,310
Archer Daniels Midland Company                            All           4,526,561
                                                          All                                        232,926
Bank of America Corporation                               All             135,000
Bank One Corporation                                      All           2,234,331
                                                          All                                        120,123
Boston Scientific Corporation                             All           6,233,000
                                                          All                                        320,000
Bristol-Myers Squibb Company                              All           1,307,920
                                                          All                                         52,600
Carramerica Realty Company                                All             288,800
CitiGroup, Inc.                                           All           3,779,889
                                                          All                                        202,564
Clear Channel Communications                              All             894,500
                                                          All                                         53,700
Disney (Walt) Company                                     All           4,712,700
                                                          All                                        275,800
Du Pont (E.I.) de Nemours                                 All           1,710,100
                                                          All                                         96,600
Electronic Data Systems Corporation                       All           1,648,400
                                                          All                                         98,500
Franklin Resources, Inc.                                  All           3,191,560
                                                          All                                        186,000
General Dynamics Corporation                              All           1,068,800
                                                          All                                         66,800
Hughes Electronics Corporation GM  "H"                    All           2,652,800
                                                          All                                        143,000
Gilette Company, The                                      All           2,137,100
                                                          All                                        136,900
Honeywell International Inc.                              All             436,700
                                                          All                                         22,200
IMS Health, Inc.                                          All           1,800,600
                                                          All                                        106,500
Illinois Tool Works                                       All           2,069,800
                                                          All                                        112,800
I B M Corporation                                         All           1,146,000
                                                          All                                         68,900
Johnson & Johnson                                         All             682,400
                                                          All                                         28,500
Kimberly Clark Corporation                                All           1,856,102
                                                          All                                         88,800
Markel Corporation                                        All             248,400
                                                          All                                         11,100
Mellon Bank Corporation                                   All           2,970,000
                                                          All                                        183,600
Molex, Inc. A                                             All             911,800
                                                          All                                         54,900
J.P. Morgan & Company                                     All           1,204,900
                                                          All                                         70,700
Northrop Grumman Corporation                              All             939,900
                                                          All                                         47,800
PanAmSat Corporation                                      All           2,003,200
                                                          All                                        113,500
Ralston Purina Company                                    All           1,324,694
                                                          All                                         84,500
Raytheon Company Class A                                  All             894,783
                                                          All                                         57,894
SLM Holding Corp.                                         All           3,755,750
                                                          All                                        205,100
Xerox Corporation                                         All           3,641,000
                                                          All                                        169,000
Loral Space & Communications Ltd.                         All           4,870,400
                                                          All                                        306,000
Terra Nova Holdings A                                     All             792,900
                                                          All                                         59,100

Total


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